Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Intermediate Bond Fund of America
Entity Central Index Key	0000826813
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Intermediate Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class A
Trading Symbol	AIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.65% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class C
Trading Symbol	IBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.35% *
*Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class T
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class T
Trading Symbol	TIBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-1
Trading Symbol	IBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-2
Trading Symbol	IBAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-3
Trading Symbol	IFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.39% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CBOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.82% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TIIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CBOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed
and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers
LLP
was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FIFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of
the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 66	1.31% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the
audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.31% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as
the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	REBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 51	1.02% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.88% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of
the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between
management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 30	0.59% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of
the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the
audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope
or
procedure.

Intermediate Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 28,728,000,000
Holdings Count | Holding	2,990
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,728
Total number of portfolio holdings	2,990
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	69%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the
audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.